The Gabelli Dividend Growth Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.0%
	Aerospace — 1.4%
1,500	The Boeing Co.	$247,890

	Agriculture — 0.5%
3,136	Corteva Inc.	90,348

	Automotive: Parts and Accessories — 1.0%
2,000	Aptiv plc	183,360

	Broadcasting — 1.2%
7,000	ViacomCBS Inc., Cl. A	212,030

	Business Services — 2.9%
8,000	Macquarie Infrastructure Corp.	215,120
1,500	Visa Inc., Cl. A	299,955

		515,075

	Cable and Satellite — 1.0%
6,000	DISH Network Corp., Cl. A†	174,180

	Computer Software and Services — 9.0%
450	Alphabet Inc., Cl. C†	661,320
2,800	Apple Inc.	324,268
21,000	Hewlett Packard Enterprise Co.	196,770
1,000	Microsoft Corp.	210,330
900	Palo Alto Networks Inc.†	220,275

		1,612,963

	Consumer Products — 2.5%
5,000	Edgewell Personal Care Co.†	139,400
8,000	Energizer Holdings Inc.	313,120

		452,520

	Diversified Industrial — 7.3%
28,000	General Electric Co.	174,440
4,800	Honeywell International Inc.	790,128
5,600	Textron Inc.	202,104
2,300	Westinghouse Air Brake Technologies Corp.	142,324

		1,308,996

	Electronics — 1.7%
4,000	Sony Corp., ADR	307,000

	Energy — 4.3%
5,000	Avangrid Inc.	252,300
2,500	Chevron Corp.	180,000
4,200	National Fuel Gas Co.	170,478
3,000	Phillips 66	155,520

		758,298

	Environmental Services — 1.3%
2,400	Republic Services Inc.	224,040

	Financial Services — 16.8%
5,500	American Express Co.	551,375
6,000	American International Group Inc.	165,180
9,000	Bank of America Corp.	216,810
11,000	Citigroup Inc.	474,210
3,000	JPMorgan Chase & Co.	288,810
8,000	Morgan Stanley	386,800
2,000	PayPal Holdings Inc.†	394,060

Shares		Market Value

1,113	T. Rowe Price Group Inc.	$142,709
5,000	The Bank of New York Mellon Corp.	171,700
1,000	Willis Towers Watson plc	208,820

		3,000,474

	Food and Beverage — 13.4%
10,000	Conagra Brands Inc.	357,100
1,900	Diageo plc, ADR	261,554
5,000	Keurig Dr Pepper Inc.	138,000
8,000	Molson Coors Beverage Co., Cl. B	268,480
15,500	Mondelēz International Inc., Cl. A	890,475
14,000	The Hain Celestial Group Inc.†	480,200

		2,395,809

	Health Care — 19.1%
6,000	Bristol Myers Squibb Co.	361,740
1,100	Cigna Corp.	186,351
2,000	CVS Health Corp.	116,800
4,500	Gilead Sciences Inc.	284,355
2,600	Medtronic plc	270,192
14,300	Merck & Co. Inc.	1,186,185
11,000	Patterson Cos. Inc.	265,155
11,000	Pfizer Inc.	403,700
2,000	Zoetis Inc.	330,740

		3,405,218

	Hotels and Gaming — 1.2%
10,000	MGM Resorts International	217,500

	Machinery — 0.9%
2,000	Xylem Inc.	168,240

	Metals and Mining — 2.1%
6,000	Newmont Corp.	380,700

	Retail — 1.5%
17,000	Macy’s Inc.	96,900
5,000	The Kroger Co.	169,550

		266,450

	Semiconductors — 1.0%
1,400	NXP Semiconductors NV	174,734

	Specialty Chemicals — 5.6%
11,500	DuPont de Nemours Inc.	638,020
3,000	International Flavors & Fragrances Inc.	367,350

		1,005,370

	Telecommunications — 2.3%
3,600	T-Mobile US Inc.†	411,696

	TOTAL COMMON STOCKS	17,512,891

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$ 355,000	U.S. Treasury Bills, 0.110% to 0.135%††, 10/01/20 to 10/15/20	$354,995

	TOTAL INVESTMENTS — 100.0% (Cost $14,989,028)	$17,867,886

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

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